Henderson International Opportunities Fund (Prospectus Summary) | Henderson International Opportunities Fund
Fund Summary - Henderson International Opportunities Fund
Investment Objective
The International Opportunities Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of non-US companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchases of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions-Class A
Shares" and "Sales Charge Waivers-Class A Shares" on pages 48-49 of the
Prospectus and the section entitled "Purchases, Exchanges and Redemption
Information" on page 65 of the Statement of Additional Information. Class I shares were formerly known as Class W shares.
Shareholders fees (fees paid directly from your investment)
Shareholder Fees Henderson International Opportunities Fund	Class A		Class B		Class C		Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	The CDSC payable upon redemption of Class B shares declines over time.
[3]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson International Opportunities Fund	Class A	Class B	Class C	Class R	Class I
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.12%	0.22%	0.19%	0.34%	0.10%
Total Annual Fund Operating Expenses	1.47%	2.32%	2.29%	1.94%	1.20%

Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Henderson International Opportunities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	716	1,013	1,333	2,236
Class B	635	1,025	1,341	2,447
Class C	332	716	1,226	2,630
Class R	197	610	1,048	2,269
Class I	122	381	661	1,459

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson International Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	716	1,013	1,333	2,236
Class B	235	725	1,241	2,447
Class C	232	716	1,226	2,630
Class R	197	610	1,048	2,269
Class I	122	381	661	1,459

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 40% of its net assets in equity securities of non-US companies and in at least three different countries.
Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Non-US companies are broadly defined to include any company that meets one of the following tests:

  •    its country of organization, its primary business office and/or the principal trading market of its stock are located outside of the US
  •    50% or more of its assets are located in a country other than the US
  •    50% or more of its revenues are derived from outside of the US

Fund investment performance will be derived primarily from stock selection. A strategic asset allocation process will be a secondary contributor to the investment process. Security selection will be based upon an analysis of a company's valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company's management and the unique competitive advantages of a company. Asset allocation will be reviewed monthly based upon strategic views related to the growth prospects, valuations and pricing associated with international equity regions and sectors.
Assets of the Fund are allocated to teams of managers who have experience with respect to a particular geographic region or sector.

The Fund generally sells a stock when in the managers' opinion there is a deterioration in the company's fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the managers believe that negative country or regional factors may affect the company's outlook, in the manager's opinion, a superior investment opportunity arises or to meet cash requirements. The managers anticipate that the Fund will continue to hold securities of companies that grow or expand so long as the managers believe the securities continue to offer prospects of long-term growth.
Some of the Fund's investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund may also invest a substantial amount of its assets (i.e., more than 25%
of its assets) in issuers located in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities.

The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to generate income from option premiums by writing covered call options on individual securities, to gain exposure to equity securities by using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options on individual securities, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements, However, the Fund may also purchase or sell other types of derivatives contracts. There is no stated limit on the Fund's use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, the managers will invest across countries, industry groups and/or securities.
Principal Investment Risks
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

•    Concentration Risk. At times the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than Funds that invest more broadly.

•    Market and Equity Securities Risk. The stock price of one or more of the companies in the Fund's portfolio may fall or may fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.
     Because the Fund's portfolio primarily consists of equity securities, it is expected that the Fund's NAV will be subject to greater price fluctuation than a portfolio containing primarily fixed income securities.

•    Smaller and Less Seasoned Companies Risk. The Fund may also invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies.

•    Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding taxes, or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

•    Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

•    Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers' ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged" and therefore will magnify or otherwise increase any investment losses.
     Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders.

     Other risks arise from the manager's potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.
     Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

•    Frequent Trading Risk. The Fund's portfolio turnover rate may be 100% or more. Frequent buying and selling of investments involve higher trading costs and other expenses that may affect the Fund's performance over time.
     High rates of portfolio turnover may result in the realization of short term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes.

•    Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its or their assets in issuers located in a single country or region, economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the
     Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.
Performance
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart which follows are for the Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Total Return (%) per calendar year

During the ten-year period ended December 31, 2011, the Fund's highest and lowest quarterly returns were 26.36% and (21.11)% for the quarters ended June
30, 2009 and September 30, 2011, respectively. The year-to-date return through
September 30, 2012 was 12.38%.
Average Annual Total Returns For Periods Ended December 31, 2011 (including maximum sales charges)
Average Annual Total Returns Henderson International Opportunities Fund	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes		(19.75%)	(4.34%)	6.27%	7.63%	Aug. 31, 2001
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		(19.65%)	(4.62%)	5.83%	7.20%	Aug. 31, 2001
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares		(12.57%)	(3.51%)	5.48%	6.72%	Aug. 31, 2001
Class B	Class B Return Before Taxes		(19.48%)	(4.17%)	6.28%	7.64%	Aug. 31, 2001
Class C	Class C Return Before Taxes		(15.49%)	(3.92%)	6.12%	7.45%	Aug. 31, 2001
Class R	Class R Return Before Taxes	[1]	(15.15%)	(3.45%)	6.63%	7.98%	Sep. 30, 2005
Class I	Class I Return Before Taxes	[2]	(14.63%)	(3.05%)	6.98%	8.33%	Mar. 31, 2009
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)		(11.73%)	(4.26%)	5.12%	4.55%
[1]	The performance for Class R shares for the period prior to September 30, 2005 is based on the performance of Class A shares adjusted for the higher expenses associated with Class R shares. Performance for Class R shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management.
[2]	The performance for Class I shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C, R and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.